Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.40981%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,807,834.08

Principal:
Principal Collections	$38,180,465.99
Prepayments in Full	$17,889,376.01
Liquidation Proceeds	$427,650.82
Recoveries	$(405.00)
Sub Total	$56,497,087.82
Collections	$63,304,921.90

Purchase Amounts:
Purchase Amounts Related to Principal	$91,736.00
Purchase Amounts Related to Interest	$464.83
Sub Total	$92,200.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,397,122.73

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$63,397,122.73
Servicing Fee	$1,474,586.79	$1,474,586.79	$0.00	$0.00	$61,922,535.94
Interest - Class A-1 Notes	$595,972.83	$595,972.83	$0.00	$0.00	$61,326,563.11
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$59,871,488.11
Interest - Class A-2b Notes	$1,537,287.68	$1,537,287.68	$0.00	$0.00	$58,334,200.43
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$55,557,675.43
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$55,171,828.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,171,828.76
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$54,930,987.26
Second Priority Principal Payment	$3,948.47	$3,948.47	$0.00	$0.00	$54,927,038.79
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$54,927,038.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$54,927,038.79
Regular Principal Payment	$125,672,005.63	$54,927,038.79	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,397,122.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,948.47
Regular Principal Payment					$54,927,038.79
Total					$54,930,987.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,930,987.26	$156.95	$595,972.83	$1.70	$55,526,960.09	$158.65
Class A-2a Notes	$0.00	$0.00	$1,455,075.00	$4.50	$1,455,075.00	$4.50
Class A-2b Notes	$0.00	$0.00	$1,537,287.68	$4.66	$1,537,287.68	$4.66
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,930,987.26	$29.82	$6,991,548.68	$3.80	$61,922,535.94	$33.62

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$125,675,954.10	0.3590742	$70,744,966.84	0.2021285
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,617,765,954.10	0.8782231	$1,562,834,966.84	0.8484032

Pool Information
Weighted Average APR	4.671%	4.674%
Weighted Average Remaining Term	53.85	53.08
Number of Receivables Outstanding	49,632	48,613
Pool Balance	$1,769,504,148.95	$1,712,490,553.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,632,991,278.33	$1,580,932,005.63
Pool Factor	0.8849828	0.8564685

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$131,558,547.45
Targeted Overcollateralization Amount	$168,400,523.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$149,655,586.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$424,367.05
(Recoveries)		3	$(405.00)
Net Loss for Current Collection Period			$424,772.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2881%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0798%
Second Prior Collection Period			0.1587%
Prior Collection Period			0.1242%
Current Collection Period			0.2928%
Four Month Average (Current and Prior Three Collection Periods)			0.1639%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		351	$984,014.21
(Cumulative Recoveries)			$385.00
Cumulative Net Loss for All Collection Periods			$983,629.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0492%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,803.46
Average Net Loss for Receivables that have experienced a Realized Loss			$2,802.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	254	$10,457,499.88
61-90 Days Delinquent	0.09%	39	$1,574,169.56
91-120 Days Delinquent	0.01%	4	$231,257.70
Over 120 Days Delinquent	0.01%	2	$121,512.57
Total Delinquent Receivables	0.72%	299	$12,384,439.71

Repossession Inventory:
Repossessed in the Current Collection Period		21	$942,502.93
Total Repossessed Inventory		29	$1,351,470.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0592%
Prior Collection Period			0.0564%
Current Collection Period			0.0926%
Three Month Average			0.0694%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1125%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	142	$6,490,829.85
2 Months Extended	205	$9,690,013.28
3+ Months Extended	30	$1,448,678.10

Total Receivables Extended	377	$17,629,521.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer